As filed with the United States Securities and Exchange Commission on July 9, 2014

1933 Act Registration No. 002-57526

1940 Act Registration No. 811-02699

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 119	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 115	☒

(Check appropriate box or boxes.)

AIM GROWTH SERIES (INVESCO GROWTH SERIES)

(Exact name of Registrant as Specified in Charter)

11 Greenway Plaza, Suite 1000, Houston, TX 77046

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (713) 626-1919

John M. Zerr, Esquire

11 Greenway Plaza, Suite 1000, Houston, TX 77046

(Name and Address of Agent for Service)

Copy to:

Stephen R. Rimes, Esquire Invesco Advisers, Inc. 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173	E. Carolan Berkley, Esquire Stradley Ronon Stevens & Young, LLP 2005 Market Street, Suite 2600 Philadelphia, PA 19103-7018

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Amendment.

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b)
☒	on August 8, 2014 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2)

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Contents of Registration Statement

Cover Page

This Post-Effective Amendment No. 119 to the Registrant’s Registration Statement on Form N-1A under the Securities Act of 1933, as amended (the “Securities Act”) (Amendment No. 115 under the Investment Company Act of 1940, as amended (the “Investment Company Act”)) (“PEA No. 119”) is being filed pursuant to Rule 485(b)(1)(iii) under the Securities Act solely to designate August 8, 2014 as the new effective date for Post-Effective Amendment No. 107 of the Registrant’s Registration Statement under the Securities Act (Amendment No. 103 under the Investment Company Act), filed pursuant to Rule 485(a)(2) under the Securities Act on January 29, 2014, Edgar Accession No. 0001193125-14-026218 (“PEA No. 107”). This PEA No. 119 neither amends nor supersedes any information contained in PEA No. 107.

Contents of Registration Statement

The Prospectuses and Statement of Additional Information for the Invesco Multi-Asset Inflation Fund are incorporated herein by reference to PEA No. 107.

Part C of the Registrant’s Registration Statement is incorporated herein by reference to PEA No. 107.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Houston, Texas on the 9th day of July, 2014.

Registrant:	AIM GROWTH SERIES
(INVESCO GROWTH SERIES)

By:	/s/ Philip A. Taylor
Philip A. Taylor, President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURES	TITLE	DATE

/s/ Philip A. Taylor	Trustee & President	July 9, 2014
(Philip A. Taylor)	(Principal Executive Officer)

/s/ David C. Arch*	Trustee	July 9, 2014
(David C. Arch)

/s/ Frank S. Bayley*	Trustee	July 9, 2014
(Frank S. Bayley)

/s/ James T. Bunch*	Trustee	July 9, 2014
(James T. Bunch)

/s/ Bruce L. Crockett*	Chair & Trustee	July 9, 2014
(Bruce L. Crockett)

/s/ Rod Dammeyer*	Trustee	July 9, 2014
(Rod Dammeyer)

/s/ Albert R. Dowden*	Trustee	July 9, 2014
(Albert R. Dowden)

/s/ Martin L. Flanagan*	Trustee	July 9, 2014
(Martin L. Flanagan)

/s/ Jack M. Fields*	Trustee	July 9, 2014
(Jack M. Fields)

/s/ Prema Mathai-Davis*	Trustee	July 9, 2014
(Prema Mathai-Davis)

/s/ Larry Soll* (Larry Soll)	Trustee	July 9, 2014

/s/ Hugo F. Sonnenschein*	Trustee	July 9, 2014
(Hugo F. Sonnenschein)

	/s/ Raymond Stickel, Jr.*	Trustee	July 9, 2014
(Raymond Stickel, Jr.)

	/s/ Wayne W. Whalen* (Wayne W. Whalen)	Trustee	July 9, 2014

Vice President & Treasurer
	/s/ Sheri Morris	(Principal Financial and	July 9, 2014
	(Sheri Morris)	Accounting Officer)

*By	/s/ Philip A. Taylor
Philip A. Taylor
Attorney-in-Fact

*	Philip A. Taylor, pursuant to powers of attorney dated November 30, 2010, filed in Registrant’s Post-Effective Amendment No. 92 on December 23, 2010.